Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 10 - Commitments and Contingencies
The Company and Southwest are defendants in miscellaneous legal proceedings. They are also parties to various regulatory proceedings. The ultimate dispositions of these proceedings are not presently determinable; however, it is the opinion of management that no litigation or regulatory proceeding to which the Company and Southwest are currently subject will have a material adverse impact on their financial position, results of operations, or cash flows.
The Company maintains liability insurance that covers both Southwest and through the sale date, MountainWest, for various risks associated with the operation of the natural gas pipelines and facilities. In connection with these liability insurance policies, each entity is responsible for an initial deductible or self-insured retention amount per incident, after which the insurance carriers would be responsible for amounts up to the policy limits. For the policy year August 2022 to July 2023, these liability insurance policies require Southwest or MountainWest, as applicable, to be responsible for the first $1 million (self-insured retention) of each incident plus the first $4 million in aggregate claims above its self-insured retention in the policy year. When amounts are expected to be incurred above these amounts, subject to insurance carrier indemnity, a liability is recognized for the additional amount, in addition to a receivable from the insurance carrier amounts, without impact to earnings.
Centuri maintains liability insurance for various risks associated with its operations. In connection with these liability insurance policies, Centuri is responsible for an initial deductible or self-insured retention amount per occurrence, after which the insurance carriers would be responsible for amounts up to the policy limits. For the policy year May 2022 to April 2023, Centuri is responsible for the first $750,000 (self-insured retention) per occurrence under these liability insurance policies.
In August 2021, a natural gas pipe operated by Southwest was involved in an explosion that injured four individuals and damaged property. The explosion was caused by a leak in the pipe, and is under investigation. Individuals that were injured have each brought legal claims against Southwest and other parties. If Southwest is deemed fully or partially responsible,
Southwest estimates its net exposure could be equal to the self-insured retention of $5 million (the maximum noted above). In 2021, pursuant to ASC 450 - Contingencies, Southwest recorded a $5 million liability related to this incident reflecting its best estimate of the probable loss at that time. Additional amounts, subject to insurance indemnity, have been recognized on the consolidated balance sheets, in accordance with the above-noted accounting for amounts above the self-insurance retention provisions, which were not material to our financial position. Any amounts above that which has already been recognized (to be covered by insurance) cannot be estimated as of the date these financial statements are issued.
Other contingencies are also recognized where appropriate, if claims are brought, or expected to be brought, against the Company or Southwest, where management expects it may settle (or be required to settle) claims in cash, or in some cases, by means of insurance indemnification. The balance of such reserves was updated for additional accruals, including in regard to a contract dispute. For that item, $6.2 million was recorded during the second quarter of 2022, based on management’s estimate of Southwest’s exposure. The amount was paid in the fourth quarter of 2022 and the matter is closed.
As described in Note 1 - Background, Organization, and Summary of Significant Accounting Policies, the November 2021 civil suit filed by the Icahn Group, against the Company and certain officers and directors, was subject to a stipulation of dismissal with prejudice in May 2022, pursuant to the terms of the Cooperation Agreement.
On November 18, 2021, the City Pension Fund for Firefighters and Police Officers in the City of Miami Beach commenced a putative class action lawsuit in the Court of Chancery for the State of Delaware on behalf of a putative class of persons who purchased the Company’s stock. The action is captioned City Pension Fund for Firefighters and Police Officers in the City of Miami Beach v. Robert L. Boughner, et al., C.A. No. 2021-0990-KSJM (Del. Ch.). The complaint was later amended on November 30, 2021. The amended complaint named the Company and the individual members of the Board as defendants. The complaint sought to assert breach of fiduciary duty claims, alleging that the Board’s recommendation that stockholders reject Icahn’s offer to purchase shares of the Company’s common stock omitted material information about the Company’s financial analysis; and sought to have the Board approve Icahn’s slate of nominees as “continuing directors” under certain of the Company’s debt instruments. In March 2022, the City Pension Fund filed a motion for summary judgment on its claim; however, in April 2022, the City Pension Fund filed a notice of withdrawal of its motion for summary judgment. The Company believes that the claims lack merit and intends to vigorously defend against them.
Through an assessment process of commitments and contingencies of any kind, the Company and Southwest may determine that certain costs are likely to be incurred in the future related to specific legal matters. In these circumstances and in accordance with accounting policies, the Company and Southwest will make an accrual, as necessary.